SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash and Investments held in Trust Account					$ 6,668,522	$ 19,901,169
Cash
General and administrative expenses					3,088,671	1,340,168
Interest earned on the Trust Account					548,676	5,813,213
Other Expenses, net					9,448,801	$ (5,804,247)
Parent Company [Member]
Cash	$ 206,233		$ 206,233		$ 3,633
General and administrative expenses	395,692	$ 86,423	15,469,240	$ 219,227
General and administrative expenses	395,692	86,423	15,469,240	219,227
Other Expenses, net	$ 1,181,403		$ 1,566,251